Subsequent Events (Details) - USD ($) $ in Thousands		1 Months Ended
	Jan. 28, 2019	Jul. 31, 2017	Jun. 30, 2019	Jan. 01, 2019	Dec. 31, 2018	Dec. 31, 2017
Subsequent Events
Term loan						$ 8,683
A&R 2015 Plan
Subsequent Events
Common stock reserved for issuance (in shares)			1,030,583	501,001	415,077	0
A&R 2015 Plan | Subsequent Event
Subsequent Events
Common stock reserved for issuance (in shares)				501,001
Term Loan
Subsequent Events
Debt discount amortized as interest expenses		$ 100
Term Loan | Subsequent Event
Subsequent Events
Term loan	$ 8,900
Debt discount amortized as interest expenses	800
SVB | Term Loan
Subsequent Events
Term loan	8,900
Payment fee due	1,000
Debt discount amortized as interest expenses	800
SVB | Term Loan | Subsequent Event
Subsequent Events
Payment fee due	$ 1,000